Offsets	Sep. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	000-10546
Initial Filing Date	Sep. 01, 2026
Fee Offset Claimed	$ 51,194.98
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Distribution Solutions Group, Inc.
Form or Filing Type	SC 14A
File Number	000-10546
Filing Date	Sep. 01, 2026
Fee Paid with Fee Offset Source	$ 51,194.98
Offset Note	The Company paid $51,194.98 upon the filing of its Preliminary Proxy Statement on Schedule 14A on August 31, 2026 in connection with the transaction reported hereby.